Schedule of Future Minimum Lease Payments (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Right Of Use Assets And Lease Liability
2024		$ 351,532
Thereafter		2,099,565
Less: imputed interest	$ (603,965)	(707,366)
Total lease liability	1,607,930	$ 1,743,731
Remainder of 2024	170,865
Thereafter	$ 2,041,030